Statement of Changes in Stockholders' Deficit (USD $)	Total	Common Stock	Preferred Stock	Additional Paid In Capital	Other Accumulated Comprehensive Loss	Total Accumulated Deficit
Beginning Balance at Jun. 30, 2011	$ 8,005,762	$ 530,000	$ 50	$ 14,639,149		$ (7,163,437)
Beginning Balance, Shares at Jun. 30, 2011		5,300,000	5,000
Foreign currency translation adjustments	(244,289)				(244,289)
Net income (loss)	257,586					257,586
Ending Balance at Jun. 30, 2012	8,019,059	530,000	50	14,639,149	(244,289)	(6,905,851)
Ending Balance, Shares at Jun. 30, 2012		5,300,000	5,000
Issue of share capital at merger	323,426	500,000		(176,574)
Issue of share capital at merger, Shares		5,000,000
Foreign currency translation adjustments	(807,855)				(807,855)
Net income (loss)	(11,846)					(11,846)
Ending Balance at Jun. 30, 2013	7,522,784	1,030,000	50	14,462,575	(1,052,144)	(6,917,697)
Ending Balance, Shares at Jun. 30, 2013		10,300,000	5,000
Issuance of stock options, Value	70,123			70,123
Compensation in respect of option and restricted stock granted to employees, directors and third - parties, Value	344,675	17,063		327,612
Compensation in respect of option and restricted stock granted to employees, directors and third - parties, Shares		170,632
Net income (loss)	(301,120)				138,751	(301,119)
Ending Balance at Sep. 30, 2013	$ 7,775,214	$ 1,047,063	$ 50	$ 14,860,310	$ (913,393)	$ (7,218,816)
Ending Balance, Shares at Sep. 30, 2013		10,470,632	5,000